AGING SCHEDULE BASED ON DUE DATE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 1,477	$ 1,373
Current [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,477	$ 1,373